UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	6 Months Ended			9 Months Ended			12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (1,365,284)	$ (203,832)	¥ (602,807)	¥ (2,166,731)	$ (304,593)	¥ (1,109,543)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	578,237	86,329	369,589	871,909	122,571	588,039
Share-based compensation	206,739	30,865	199,205	258,565	36,348	309,211
Provision for credit losses	141,331	21,100	17,677	238,529	33,532	46,019
Changes in fair value of equity investments				34,024	4,783	(21,139)
Impairment of equity investment	5,000	746		14,940	2,100
Changes in fair value of purchase consideration of a business acquisition	14,018	2,093		21,245	2,987
Impairment of contract costs	5,336	797		5,710	803
Foreign exchange loss	247,978	37,022	(22,902)	466,919	65,638	9,541
Deferred income tax	(22,584)	(3,372)	(29)	(23,036)	(3,239)	(1,123)
Non-cash operating lease expenses	36,261	5,414	26,385	52,903	7,437	39,474
Gain on disposal of property and equipment	(3,276)	(489)	(14)	(3,286)	(462)	(65)
Gain on disposal of equity investments | ¥			(5,651)
Changes in fair value of financial instruments	8,825	1,318	(15,488)
Loss on disposal of a subsidiary	123	18
Changes in operating assets and liabilities:
Accounts receivable	564,547	84,286	(1,033,742)	774,920	108,937	(1,206,039)
Prepayments and other assets	14,289	2,133	70,650	(10,292)	(1,447)	(67,989)
Amounts due from related parties	(154,167)	(23,017)	9,310	(167,205)	(23,505)	(29,652)
Accounts payable	(504,843)	(75,371)	467,824	(497,331)	(69,914)	853,675
Accrued expenses and other liabilities	10,629	1,587	(249,439)	14,091	1,981	(110,943)
Operating lease liabilities	(32,861)	(4,906)	(3,007)	(37,823)	(5,317)	(25,779)
Amounts due to related parties	(17,584)	(2,625)	7,495	(19,941)	(2,803)	(25,870)
Income tax payable	(15,115)	(2,257)	4,114	(9,582)	(1,348)	5,308
Net cash used in operating activities	(282,401)	(42,161)	(760,801)	(181,472)	(25,511)	(746,875)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(1,062,070)	(158,563)	(430,784)	(1,314,826)	(184,835)	(550,800)
Disposals of property and equipment	5,215	779	91	5,224		1,384
Disposals of property and equipment					734
Purchases of intangible assets	(11,177)	(1,669)	(4,388)	(11,693)		(6,980)
Purchases of intangible assets					(1,644)
Purchases of short-term investments	(2,222,919)	(331,873)	(1,977,236)	(2,549,508)	(358,404)	(2,568,325)
Proceeds from maturities of short-term investments	2,218,877	331,270	2,131,310	3,122,483	438,952	2,698,186
Proceeds from disposal of equity investments | ¥			58,476			58,476
Acquisition of equity investments	(63,356)	(9,459)		(63,356)			¥ (63,356)
Acquisition of equity investments					(8,906)			$ (8,906)
Acquisition of business, net of cash acquired	(130,813)	(19,530)	(72,615)	(130,813)	(18,389)	169,860
Disposal of a subsidiary	(2,577)	(385)		(2,577)	(362)
Asset-related government grants received	11,250	1,680	600	11,250	1,581	3,095
Net cash used in investing activities	(1,257,570)	(187,750)	(294,546)	(933,816)	(131,273)	(195,104)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of short-term bank loans	(573,225)	(85,580)	(183,598)	(907,599)	(127,588)	(476,869)
Proceeds from short-term bank loans	491,329	73,353	490,018	600,477	84,414	997,455
Payments of offering cost				(25,338)	(3,562)
Payments of offering costs	(1,458)	(218)
Payment of written put options on share repurchases	(33,557)	(5,010)
Capital contribution from non-controlling interests	2,143	320		2,143
Capital contribution from non-controlling interests					301
Repurchase of ordinary shares				(80,428)	(11,306)
Proceeds from loans due to related party			287,850	300,000	42,173	587,850
Repayment of loans due to related parties	(110,536)	(16,503)		(248,698)	(34,961)
Proceeds from exercise of options	10,508	1,569	7,032	13,953	1,961	19,030
Net cash generated from (used in) financing activities	(214,796)	(32,069)	601,302	(345,490)	(48,568)	1,127,466
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	74,916	11,185	(16,010)	210,511	29,592	(15,394)
Net increase (decrease) in cash and cash equivalents, and restricted cash	(1,754,767)	(261,980)	(454,045)	(1,460,778)	(205,352)	185,487
Cash and cash equivalents, and restricted cash at beginning of period	4,456,621	665,356	3,424,674	4,456,621	665,356	3,424,674	¥ 4,456,621	665,356
Cash and cash equivalents, and restricted cash at beginning of period		626,502			626,502			$ 626,502
Cash and cash equivalents, and restricted cash at end of period	2,776,770	414,561	2,954,619	3,206,354	450,742	3,594,767
Supplemental disclosures of cash flow information:
Restricted cash	44,439	6,635		43,144	6,065	150,593
Income taxes paid	32,547	4,859	2,642	45,045	6,332	7,574
Interest expense paid	69,686	10,404	9,777	101,963	14,334	16,051
Non-cash investing and financing activities:
Purchases of property and equipment included in accrued expenses and other liabilities	264,385	39,472	¥ 70,179	181,975	25,582	411,778
Non-cash acquisition of business | ¥						3,617,083
Purchase consideration included in accrued expenses and other liabilities	1,219,591	182,080		1,228,271	172,668	1,374,012
Offering costs included in accrued expenses and other liabilities	26,551	3,964		23,528	3,308
Right-of use assets obtained in exchange of operating lease liabilities	24,918	3,720		28,496	4,006	¥ 45,003
Right-of use assets obtained in exchange of finance lease liabilities	¥ 124,754	$ 18,625		¥ 124,754
Right-of use assets obtained in exchange of finance lease liabilities					$ 17,538